UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 04345 )

Exact name of registrant as specified in charter: Putnam Tax Free Income Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: July 31, 2007

Date of reporting period: April 30, 2007

Item 1. Schedule of Investments:

Putnam AMT-Free Insured Municipal Fund

The fund's portfolio
4/30/07 (Unaudited)

Key to abbreviations
AMBAC -- AMBAC Indemnity Corporation
CIFG -- CIFG Assurance North America, Inc.
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FHA Insd. -- Federal Housing Administration Insured
FHLMC Coll. -- Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. -- Federal National Mortgage Association Collateralized
FRN -- Floating Rate Notes
FSA -- Financial Security Assurance
GNMA Coll. -- Government National Mortgage Association Collateralized
G.O. Bonds -- General Obligation Bonds
MBIA -- MBIA Insurance Company
PSFG -- Permanent School Fund Guaranteed
U.S. Govt. Coll. -- U.S. Government Collateralized
VRDN -- Variable Rate Demand Notes
XLCA -- XL Capital Assurance

MUNICIPAL BONDS AND NOTES (99.7%)(a)
		Principal
	Rating(RAT)	amount	Value

Alabama (1.1%)
AL Hsg. Fin. Auth. Rev. Bonds (Single Fam. Mtge.)
Ser. A-1, GNMA Coll., FNMA Coll., 6.05s, 4/1/17	Aaa	$405,000	$413,639
Ser. G, GNMA Coll., FNMA Coll., FHLMC Coll., 5 1/2s,
10/1/37	Aaa	3,000,000	3,160,230
			3,573,869

Alaska (1.0%)
AK State Hsg. Fin. Corp. Rev. Bonds, Ser. A, 4.4s,
12/1/31	Aaa	3,155,000	3,179,294

Arkansas (1.0%)
Fayetteville, Sales & Use Tax Cap. Impt. Rev. Bonds,
Ser. A, FSA, 4s, 11/1/21	Aaa	800,000	800,000
Springdale, Sales & Use Tax Rev. Bonds, FSA, 4.2s,
7/1/24	Aaa	2,500,000	2,493,825
			3,293,825

California (9.8%)
Beaumont, Fin. Auth. Local Agcy. Special Tax Bonds,
Ser. C, AMBAC, 4 3/4s, 9/1/28	Aaa	2,370,000	2,415,670
CA State Pub. Wks. Board Rev. Bonds (Dept. Hlth. Svcs.
Richmond Laboratory), Ser. B, XLCA, 5s, 11/1/23	Aaa	2,445,000	2,583,534
Garvey, School Dist. G.O. Bonds (Election of 2004), FSA
zero %, 8/1/26	Aaa	1,000,000	423,890
zero %, 8/1/25	Aaa	1,475,000	654,915
Golden State Tobacco Securitization Corp. Rev. Bonds
(Tobacco Settlement), Ser. B, AMBAC, FHLMC Coll., FNMA
Coll., 5s, 6/1/38 (Prerefunded)	Aaa	2,475,000	2,643,077
Grossmont-Cuyamaca, Cmnty. College Dist. G.O. Bonds
(Election of 2002), Ser. B, FGIC, zero %, 8/1/17	Aaa	2,100,000	1,382,871
Los Angeles, Unified School Dist. G.O. Bonds (Election
of 2004), Ser. C, FGIC, 5s, 7/1/26	Aaa	2,745,000	2,893,340
Sacramento, Muni. Util. Dist. Fin. Auth. Rev. Bonds
(Consumnes), MBIA, 5s, 7/1/18	Aaa	4,000,000	4,352,080
San Diego Cnty., Wtr. Auth. COP, FGIC, 5.681s, 4/23/08	Aaa	7,000,000	7,143,220
San Diego, Unified School Dist. G.O. Bonds (Election
of 1998), Ser. E, FSA, 5 1/4s, 7/1/19 (Prerefunded)	Aaa	2,000,000	2,184,100
Santa Ana, Fin. Auth. Lease Rev. Bonds (Police Admin.
& Hldg. Fac.), Ser. A, MBIA, 6 1/4s, 7/1/17	Aaa	3,680,000	4,399,550
			31,076,247

Colorado (1.4%)
Adams & Arapahoe Cntys., Joint School Dist. G.O. Bonds
(No. 28J Aurora), Ser. A, FSA, 5 1/4s, 12/1/18	Aaa	4,140,000	4,491,362
CO Hlth. Fac. Auth. Rev. Bonds (Cmnty. Provider Pooled
Loan Program), Ser. A, FSA, 7 1/4s, 7/15/17	Aaa	62,000	62,126
			4,553,488

Florida (10.8%)
Fleming Island, Plantation Cmnty. Dev. Dist. Special
Assmt. Bonds, MBIA, 4 1/2s, 5/1/31	Aaa	1,000,000	988,420
Hernando Cnty., Rev. Bonds (Criminal Justice Complex
Fin.), FGIC, 7.65s, 7/1/16	Aaa	13,675,000	17,641,434
Hillsborough Cnty., Cmnty. Investment Tax Rev. Bonds
(Transit Impt.), AMBAC, 5s, 5/1/23	Aaa	1,555,000	1,642,391
Jacksonville, Sales Tax Rev. Bonds, AMBAC, 5 1/2s,
10/1/17	Aaa	2,500,000	2,669,975
Orlando & Orange Cnty., Expressway Auth. Rev. Bonds,
FGIC, 8 1/4s, 7/1/14	Aaa	5,000,000	6,397,600
Sumter Cnty., School Dist. Rev. Bonds (Multi-Dist.

Loan Program), FSA, 7.15s, 11/1/15	Aaa	3,935,000	4,881,131
			34,220,951

Georgia (2.1%)
Atlanta, Wtr. & Waste Wtr. VRDN, Ser. C, FSA, 3.9s,
11/1/41	VMIG1	2,500,000	2,500,000
Fulton Cnty., Dev. Auth. Rev. Bonds (Klaus Pkg. & Fam.
Hsg. Project), MBIA, 5 1/4s, 11/1/20	Aaa	3,360,000	3,638,074
GA Muni. Elec. Pwr. Auth. Rev. Bonds, Ser. Y, AMBAC,
U.S. Govt. Coll., 6.4s, 1/1/13 (Prerefunded)	Aaa	415,000	456,878
			6,594,952

Illinois (7.7%)
Chicago, G.O. Bonds, Ser. A, AMBAC, 5 5/8s, 1/1/39	Aaa	155,000	166,856
Chicago, Board of Ed. G.O. Bonds, Ser. A, MBIA,
5 1/4s, 12/1/19	Aaa	1,500,000	1,600,590
Cicero, G.O. Bonds, Ser. A, XLCA, 5 1/4s, 1/1/21	AAA	2,250,000	2,423,115
Cook Cnty., G.O. Bonds, Ser. D, AMBAC, 5 1/4s, 11/15/21	Aaa	4,385,000	4,672,524
Du Page Cnty., Cmnty. High School Dist. G.O. Bonds
(Dist. No. 108 - Lake Park), FSA, 5.6s, 1/1/20	Aaa	1,000,000	1,091,390
IL G.O. Bonds, Ser. 1, MBIA, 5 1/4s, 10/1/19	Aaa	5,000,000	5,326,250
IL State Toll Hwy. Auth. Rev. Bonds, Ser. A-1, FSA,
5s, 1/1/22	Aaa	2,500,000	2,674,200
Regl. Trans. Auth. Rev. Bonds, Ser. A, AMBAC, 8s,
6/1/17	Aaa	5,000,000	6,562,000
			24,516,925

Indiana (6.0%)
Anderson, Indpt. School Bldg. Corp. G.O. Bonds (First
Mtg.), FSA, 5 1/2s, 1/15/28 (Prerefunded)	Aaa	1,655,000	1,836,173
Center Grove, Ind. 2000 Bldg. Corp. Rev. Bonds (First
Mtg.), AMBAC, 5 1/2s, 1/15/26 (Prerefunded)	Aaa	6,605,000	7,063,189
Center Grove, Ind. Bldg. Corp. Rev. Bonds (First
Mtg.), FGIC, 5s, 7/15/25	Aaa	1,345,000	1,419,607
Evansville Vanderburgh Pub. Leasing Corp. Rev. Bonds
(1st Mtge.), MBIA, 5 3/4s, 7/15/18 (Prerefunded)	Aaa	1,000,000	1,087,180
IN Muni. Pwr. Agcy. Supply Syst. Rev. Bonds, Ser. A,
AMBAC, 5s, 1/1/20	Aaa	5,695,000	6,099,516
IN State Hsg. Fin. Auth. Rev. Bonds (Single Family
Mtge.), Ser. A-1, GNMA Coll., FNMA Coll.
4.2s, 7/1/17	Aaa	260,000	262,553
4.15s, 7/1/16	Aaa	375,000	378,221
4.1s, 7/1/15	Aaa	115,000	115,990
3.95s, 7/1/14	Aaa	355,000	357,631
3.9s, 1/1/14	Aaa	250,000	251,010
			18,871,070

Louisiana (2.9%)
Ernest N. Morial-New Orleans Exhibit Hall Auth.
Special Tax, AMBAC, 5s, 7/15/20	AAA	5,730,000	6,098,038
LA Rev. Bonds, Ser. A, AMBAC, 5 3/8s, 6/1/19	Aaa	3,000,000	3,203,400
			9,301,438

Massachusetts (3.5%)
MA State School Bldg. Auth. Dedicated Sales Tax Rev.
Bonds (Dedicated Sales Tax), Ser. A, AMBAC, 4 3/4s,
8/15/32	Aaa	2,750,000	2,844,875
MA State Special Oblig. Dedicated Tax Rev. Bonds,
FGIC, FHLMC Coll., FNMA Coll.
5 1/4s, 1/1/24 (Prerefunded)	Aaa	1,000,000	1,088,250
5 1/4s, 1/1/23 (Prerefunded)	Aaa	1,000,000	1,088,250
5 1/4s, 1/1/22 (Prerefunded)	Aaa	5,500,000	5,985,375
			11,006,750

Michigan (8.9%)
Detroit, City School Dist. G.O. Bonds (School Bldg. &
Site Impt.), Ser. B, FGIC, 5s, 5/1/25	Aaa	7,990,000	8,377,355
Detroit, Swr. Disp. FRN, Ser. D, FSA, 4.184s, 7/1/32	Aaa	1,125,000	1,125,034
Detroit, Swr. Disp. VRDN, Ser. B, FSA, 3.9s, 7/1/33	VMIG1	2,420,000	2,420,000
Detroit, Wtr. Supply Syst. Rev. Bonds, Ser. B, FGIC,
5 1/4s, 7/1/20 (Prerefunded)	Aaa	720,000	762,638
Kent, Hosp. Fin. Auth. Rev. Bonds (Spectrum Hlth.
Care), Ser. A, MBIA, 5 1/2s, 1/15/17 (Prerefunded)	Aaa	500,000	538,565
MI Muni. Board Auth. Rev. Bonds (Clean Wtr. Revolving
Fund), 5s, 10/1/25	Aaa	1,000,000	1,068,040
MI State Hosp. Fin. Auth. Rev. Bonds (Mercy Hlth.),
Ser. X, MBIA
6s, 8/15/34 (Prerefunded)	Aaa	3,350,000	3,548,555
6s, 8/15/34 (Prerefunded)	Aaa	1,650,000	1,747,796
MI State Strategic Fund, Ltd. Rev. Bonds (Detroit
Edison Co.), AMBAC
7s, 5/1/21	Aaa	4,000,000	5,161,240
4.85s, 9/1/30	Aaa	3,500,000	3,618,370
			28,367,593

Mississippi (1.2%)
MS Dev. Bk. Special Obligation Rev. Bonds (Waste Wtr.
& Solid Waste Mgt.), Ser. A, FSA, U.S. Govt. Coll.

5 3/8s, 2/1/19 (Prerefunded)	Aaa	1,855,000	2,014,363
5 3/8s, 2/1/18 (Prerefunded)	Aaa	1,755,000	1,905,772
			3,920,135

Missouri (0.4%)
Jackson Cnty., Special Oblig. Rev. Bonds (Harry S.
Truman Sports Complex), AMBAC, 5s, 12/1/22	Aaa	1,285,000	1,378,959

Nevada (2.8%)
Clark Cnty., Rev. Bonds, Ser. B, FGIC, 5 1/4s, 7/1/20
(Prerefunded)	Aaa	3,500,000	3,707,270
Fernley, G.O. Bonds (Wtr. & Swr.), FSA, 4 5/8s, 2/1/32	Aaa	3,000,000	3,029,130
Washoe Cnty., G.O. Bonds, FGIC, 5 3/4s, 5/1/18	Aaa	2,040,000	2,183,024
			8,919,424

New Hampshire (0.4%)
NH Muni. Bond Bank Rev. Bonds, Ser. C, MBIA, 5s,
3/15/25	Aaa	1,195,000	1,267,465

New Jersey (5.8%)
NJ Econ. Dev. Auth. Rev. Bonds
(School Fac. Construction), Ser. F, FGIC, 5 1/4s,
6/15/21 (Prerefunded)	Aaa	10,000,000	10,829,700
(Motor Vehicle), Ser. A, MBIA, 5s, 7/1/27	Aaa	5,000,000	5,305,200
NJ State Rev. Bonds (Trans. Syst.), Ser. C, AMBAC,
zero %, 12/15/24	Aaa	4,800,000	2,245,152
			18,380,052

New York (7.1%)
Nassau Cnty., Hlth. Care Syst. Rev. Bonds (Nassau
Hlth. Care Corp.), FSA
6s, 8/1/13 (Prerefunded)	Aaa	4,610,000	4,930,257
6s, 8/1/12 (Prerefunded)	Aaa	2,285,000	2,443,739
NY City, Hsg. Dev. Corp. Rev. Bonds, Ser. A, FGIC, 5s,
7/1/25	Aaa	1,000,000	1,051,210
NY City, Indl. Dev. Agcy. Rev. Bonds (Queens Baseball
Stadium - Pilot), AMBAC, 5s, 1/1/23	Aaa	950,000	1,016,025
NY City, Muni. Wtr. & Swr. Fin. Auth. Rev. Bonds, Ser.
B, AMBAC, 5s, 6/15/28	Aaa	3,000,000	3,168,960
NY State Dorm. Auth. Rev. Bonds (Brooklyn Law School),
Ser. B, XLCA
5 3/8s, 7/1/22	Aaa	2,270,000	2,452,985
5 3/8s, 7/1/20	Aaa	2,215,000	2,401,104
NY State Hwy. Auth. Rev. Bonds (Hwy. & Bridge Trust
Fund), Ser. B, FGIC, 5s, 4/1/17	Aaa	1,750,000	1,894,673
Sales Tax Asset Receivable Corp. Rev. Bonds, Ser. A,
AMBAC, 5s, 10/15/29	Aaa	3,000,000	3,173,730
			22,532,683

North Carolina (2.5%)
NC State Muni. Pwr. Agcy. Rev. Bonds (No. 1, Catawba
Elec.), Ser. A, MBIA, 5 1/4s, 1/1/19	Aaa	7,500,000	8,021,250

Ohio (1.5%)
Cleveland, G.O. Bonds, Ser. A, AMBAC, 5s, 10/1/21	Aaa	2,920,000	3,118,122
Morley Library Dist. G.O. Bonds (Lake Cnty. Dist.
Library), AMBAC, 5 1/4s, 12/1/19	Aaa	1,535,000	1,649,864
OH Hsg. Fin. Agcy. Single Fam. Mtge. Rev. Bonds, Ser.
85-A, FGIC, FHA Insd., zero %, 1/15/15	Aaa	45,000	21,212
			4,789,198

Oklahoma (3.1%)
Grand River Dam Auth. Rev. Bonds, Ser. A, FSA, 5s,
6/1/12	AAA	1,250,000	1,325,163
OK City Arpt. Trust Rev. Bonds, Ser. A, FSA, 5 1/4s,
7/1/21 (Prerefunded)	Aaa	3,000,000	3,141,930
OK State Cap. Impt. State Facs. Auth. VRDN (Higher
Ed.), Ser. D-2, CIFG, 3.95s, 7/1/32	VMIG1	5,300,000	5,300,000
			9,767,093

Pennsylvania (2.6%)
Erie Cnty., Convention Ctr. Auth. Rev. Bonds
(Convention Ctr. Hotel), FGIC
5s, 1/15/22	Aaa	1,415,000	1,498,273
5s, 1/15/21	Aaa	1,305,000	1,387,124
PA State Pub. School Bldg. Auth. Rev. Bonds
(Philadelphia School Dist.), FSA, 5 1/4s, 6/1/25
(Prerefunded)	Aaa	3,000,000	3,245,850
Philadelphia, G.O. Bonds, CIFG, 5s, 8/1/23	Aaa	2,000,000	2,129,300
			8,260,547

South Dakota (0.4%)
SD Hsg. Dev. Auth. Rev. Bonds (Home Ownership Mtge.),
Ser. J, 4.6s, 5/1/19	AAA	1,250,000	1,292,638

Texas (7.5%)
Dallas, Indpt. School Dist. G.O. Bonds, PSFG, 5 1/4s,

2/15/19	Aaa	2,500,000	2,651,425
Hays Cnty., G.O. Bonds, FSA, 5s, 8/15/24	Aaa	1,190,000	1,251,416
Houston, Arpt. Syst. Rev. Bonds, FSA, 5s, 7/1/21	Aaa	5,280,000	5,501,232
Laredo, I S D Pub. Fac. Corp. Rev. Bonds, Ser. C,
AMBAC, 5s, 8/1/29	Aaa	1,000,000	1,030,740
Mission Cons. Indpt. School Dist. G.O. Bonds, PSFG,
5s, 2/15/23	Aaa	1,000,000	1,062,730
Nacogdoches, Indpt. School Dist. G.O. Bonds, PSFG
5 1/2s, 2/15/15 (Prerefunded)	Aaa	1,180,000	1,254,281
5 1/2s, 2/15/15	Aaa	140,000	148,406
San Antonio Wtr. Rev. Bonds, FSA, 5 1/2s, 5/15/20	Aaa	4,000,000	4,320,200
Victoria G.O. Bonds, FGIC, U.S. Govt. Coll., 5 1/2s,
8/15/20 (Prerefunded)	Aaa	3,150,000	3,325,581
Waco, Hlth. Fac. Dev. Corp. Mtge. Rev. Bonds
(Hillcrest Hlth. Care Syst.), Ser. A, MBIA, FHA Insd.,
5s, 8/1/31	Aaa	3,000,000	3,137,640
			23,683,651

Utah (2.6%)
Intermountain Pwr. Agcy. Rev. Bonds
Ser. A, MBIA, 6.15s, 7/1/14	Aaa	60,000	60,835
Ser. A, MBIA, U.S. Govt. Coll., 6.15s, 7/1/14
(Prerefunded)	Aaa	7,900,000	8,158,482
			8,219,317

Virgin Islands (0.3%)
VI Pub. Fin. Auth. Rev. Bonds, FGIC, 5s, 10/1/24	Aaa	1,000,000	1,073,690

Virginia (1.3%)
VA State Res. Auth. Rev. Bonds (Clean Wtr. Revolving
Fund), 4 3/4s, 10/1/27	Aaa	4,000,000	4,166,720

Washington (2.3%)
WA State Pub. Pwr. Supply Syst. Rev. Bonds (Nuclear
No. 3), Ser. B, MBIA, 7 1/8s, 7/1/16	Aaa	6,000,000	7,410,300

West Virginia (1.7%)
Econ. Dev. Auth. Lease Rev. Bonds (Correctional
Juvenile Safety), Ser. A, MBIA, 5s, 6/1/29	Aaa	5,000,000	5,261,300

TOTAL INVESTMENTS

Total investments (cost $300,954,932)(b)			$316,900,824

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/07 (Unaudited)
			Payments	Payments	Unrealized
Swap counterparty /		Termination	made by	received by	appreciation/
Notional amount		date	fund per annum	fund per annum	(depreciation)

JPMorgan Chase Bank, N.A.
$9,750,000	(E)	11/8/11	3 month USD-LIBOR-BBA	5.036%	$22,913

15,000,000	(E)	11/8/11	3.488%	U.S. Bond Market
				Association Municipal Swap
				Index	(45,409)

Morgan Stanley Capital Services, Inc.
14,000,000	(E)	11/16/11	3.4695%	U.S. Bond Market
				Association Municipal Swap
				Index	(61,279)

Total					$(83,775)

(E) See Interest rate swap contracts note regarding extended effective dates.

NOTES

(a) Percentages indicated are based on net assets of $317,750,954.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at April 30, 2007 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at April 30, 2007. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F." Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $300,954,932, resulting in gross unrealized appreciation and depreciation of $16,188,278 and $242,386, respectively, or net unrealized appreciation of $15,945,892.

The rates shown on Variable Rate Demand Notes (VRDN) and Floating Rate Notes (FRN) are the current interest rates at April 30, 2007.

The dates shown on debt obligations are the original maturity dates.

The fund had the following sector concentration greater than 10% at April 30, 2007 (as a percentage of net assets):

Utilities	23.7%

The fund had the following insurance concentrations greater than 10% at April 30, 2007 (as a percentage of net assets):

FGIC	25.5%
AMBAC	22.7
MBIA	20.7
FSA	19.1

Security valuation Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Certain investments are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. Interest rate swap contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. Certain interest rate swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Tax Free Income Trust By (Signature and Title): /s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: June 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: June 29, 2007

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: June 29, 2007

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 04345 )

Exact name of registrant as specified in charter: Putnam Tax Free Income Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: July 31, 2007

Date of reporting period: April 30, 2007

Item 1. Schedule of Investments:

Putnam Tax-Free High Yield Fund

The fund's portfolio
4/30/07 (Unaudited)

Key to abbreviations
AMBAC -- AMBAC Indemnity Corporation
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FHA Insd. -- Federal Housing Administration Insured
FHLMC Coll. -- Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. -- Federal National Mortgage Association Collateralized
FRB -- Floating Rate Bonds
FRN -- Floating Rate Notes
FSA -- Financial Security Assurance
GNMA Coll. -- Government National Mortgage Association Collateralized
G.O. Notes -- General Obligation Notes
MBIA -- MBIA Insurance Company
PSFG -- Permanent School Fund Guaranteed
Q-SBLF -- Qualified School Board Loan Fund
U.S. Govt. Coll. -- U.S. Government Collateralized
VRDN -- Variable Rate Demand Notes
XLCA -- XL Capital Assurance

MUNICIPAL BONDS AND NOTES (97.3%)(a)

	Rating(RAT)	Principal amount	Value

Alabama (1.0%)
AL Hsg. Fin. Auth. Rev. Bonds (Single Fam. Mtge.),
Ser. F, GNMA Coll., FNMA Coll., FHLMC Coll., 5 1/2s,
10/1/37	Aaa	$3,000,000	$3,156,900
Jackson Cnty., Hlth. Care Auth. Rev. Bonds, 5.7s,
5/1/19	BB+	8,675,000	8,876,694
Sylacauga, Hlth. Care Auth. Rev. Bonds (Coosa Valley
Med. Ctr.), Ser. A
6s, 8/1/35	B/P	500,000	518,960
6s, 8/1/25	B/P	1,700,000	1,776,177
			14,328,731

Arizona (1.9%)
AZ Hlth. Fac. Auth. Rev. Bonds (Bethesda Foundation),
Ser. A, 6.4s, 8/15/27	BB-/P	1,500,000	1,525,875
Casa Grande, Indl. Dev. Auth. Rev. Bonds (Casa Grande
Regl. Med. Ctr.), Ser. A
7 5/8s, 12/1/29	B+/P	7,300,000	8,076,866
7 1/4s, 12/1/19	B+/P	500,000	544,530
Cochise Cnty., Indl. Dev. Auth. Rev. Bonds
(Sierra Vista Regl. Hlth. Ctr.), 7 3/4s, 12/1/30	BB+/P	3,240,000	3,556,969
(Sierra Vista Cmnty. Hosp.), 6.45s, 12/1/17	BB+/P	2,395,000	2,600,036
(Sierra Vista Regl. Hlth. Ctr.), Ser. A, 6.2s, 12/1/21	BB+/P	960,000	1,027,152
Marana, Impt. Dist. Special Assmt. Bonds (Tangerine
Farms Road), 4.6s, 1/1/26	Baa1	2,825,000	2,789,998
Navajo Cnty., Indl. Dev. Rev. Bonds (Stone Container
Corp.), 7.2s, 6/1/27	B-/P	2,500,000	2,553,475
Pima Cnty., Indl. Dev. Auth. Rev. Bonds (Horizon
Cmnty. Learning Ctr.), 5.05s, 6/1/25	BBB-	2,450,000	2,424,128
Queen Creek, Special Assmt. (Dist. No. 1)
5s, 1/1/20	Baa2	500,000	514,465
5s, 1/1/19	Baa2	500,000	515,620
Queen Creek, Special Assmt. Bonds (Dist. No. 001), 5s,
1/1/26	Baa2	625,000	640,013
			26,769,127

Arkansas (1.3%)
AR State Hosp. Dev. Fin. Auth. Rev. Bonds (Washington
Regl. Med. Ctr.), 7 3/8s, 2/1/29 (Prerefunded)	Baa2	10,500,000	11,491,620
Independence Cnty., Poll. Control Rev. Bonds (Entergy
AR, Inc.), 5s, 1/1/21	A-	1,500,000	1,531,530
Jefferson Cnty., Poll. Control Rev. Bonds (Entergy AR,
Inc.), 4.6s, 10/1/17	A-	1,405,000	1,419,092
Springdale, Sales & Use Tax Rev. Bonds, FSA, 4 1/8s,
7/1/25	Aaa	2,500,000	2,482,500
Washington Cnty., Hosp. Rev. Bonds (Regl. Med. Ctr.),
Ser. B, 5s, 2/1/25	Baa2	1,750,000	1,800,803
			18,725,545

California (11.3%)
ABAG Fin. Auth. COP (American Baptist Homes), Ser. A,
5.85s, 10/1/27	BBB-	3,000,000	3,069,390
Anaheim, Pub. Fin. Auth. Lease Rev. Bonds (Pub.
Impt.), Ser. C, FSA, zero %, 9/1/28	Aaa	6,000,000	2,304,180
Azusa, Cmnty. Fac. Dist. Special Tax Bonds (No. 05-1)
5s, 9/1/37	BB-/P	1,390,000	1,403,316
Ser. 05-1, Class 1, 4.8s, 9/1/19	BB-/P	1,005,000	1,006,558
Butte-Glenn Cmnty., College Dist. G.O. Bonds (Election
of 2002), Ser. B, MBIA, zero %, 8/1/29	Aaa	3,175,000	1,169,638
CA Hlth. Fac. Fin. Auth. Rev. Bonds
(CA-NV Methodist), 5s, 7/1/26	A+	1,000,000	1,048,620

(Stanford Hosp. & Clinics), Ser. A, 5s, 11/15/23	A2	5,000,000	5,235,150
CA State G.O. Bonds, 4 1/2s, 10/1/29	A1	20,000,000	19,859,600
CA State Econ. Recvy. G.O. Bonds, Ser. A, 5s, 7/1/17	AA+	3,650,000	3,824,105
CA Statewide Cmnty. Dev. Auth. Special Tax Rev. Bonds
(Citrus Garden Apt. Project - D1), 5 1/4s, 7/1/22	A	1,000,000	1,037,420
CA Statewide Cmntys., Dev. Auth. Rev. Bonds
(Huntington Memorial Hosp.), 5s, 7/1/21	A+	3,210,000	3,374,384
Cathedral City, Impt. Board Act of 1915 Special Assmt.
Bonds (Cove Impt. Dist.), Ser. 04-02
5.05s, 9/2/35	BB+/P	1,830,000	1,847,550
5s, 9/2/30	BB+/P	1,730,000	1,744,376
4 3/4s, 9/2/18	BB+/P	485,000	487,493
Chula Vista, Cmnty. Fac. Dist. Special Tax Bonds
(No. 08-1 Otay Ranch Village Six), 6s, 9/1/33	BB/P	2,855,000	2,970,256
(No. 07-I Otay Ranch Village Eleven), 5.1s, 9/1/26	BB/P	375,000	383,355
Chula Vista, Cmnty. Fac. Dist. Special Tax Rev. Bonds
(No. 07-1 Otay Ranch Village Eleven), 5.8s, 9/1/28	BB/P	2,000,000	2,117,120
Commerce, Redev. Agcy. Rev. Bonds (Project 1), zero %,
8/1/21	BBB	1,500,000	655,530
Corona, COP (Vista Hosp. Syst.), zero %, 7/1/29 (In
default) (F)(NON)	D/P	31,900,000	350,900
Folsom, Special Tax Rev. Bonds (Cmnty. Facs. Dist. No.
10), 5 7/8s, 9/1/28	BB/P	1,750,000	1,821,208
Foothill/Eastern Corridor Agcy. Rev. Bonds (CA Toll
Roads), 5 3/4s, 1/15/40	Baa3	1,500,000	1,571,955
Gilroy, Rev. Bonds (Bonfante Gardens Park), 8s, 11/1/25	B-/P	4,218,000	3,985,673
Golden State Tobacco Securitization Corp. Rev. Bonds
Ser. A, 5s, 6/1/45	A2	3,250,000	3,367,845
Ser. A-1, 5s, 6/1/33	BBB	5,000,000	4,985,350
Ser. A-1, 4 1/2s, 6/1/27	BBB	1,060,000	1,044,800
Irvine, Impt. Board Act of 1915 Special Assmt. Bonds
(No. 00-18 Group 3), 5.55s, 9/2/26	BBB/P	995,000	1,026,631
(No. 03-19 Group 4), 5s, 9/2/29	BB+/P	705,000	713,340
Jurupa, Cmnty. Svcs. Dist. Special Tax (Dist. No. 19
Eastvale), 5s, 9/1/27	BB/P	1,000,000	1,007,420
Lammersville, School Dist. Cmnty. Fac. Special Tax
(No. 2002 Mountain House), 5s, 9/1/26	BB/P	750,000	762,818
North Natomas, Cmnty. Fac. Special Tax Bonds (Dist.
No. 4), Ser. D, 5s, 9/1/33	BBB-/P	350,000	355,639
North Natomas, Cmnty. Fac. Dist. Special Tax Bonds,
Ser. D, 5s, 9/1/26	BBB-/P	1,100,000	1,122,957
Northstar, Cmnty. Svcs. Dist. Special Tax Bonds
(Cmnty. Fac. Dist. No. 1), 5s, 9/1/26	BB-/P	2,000,000	2,007,900
Oakley, Pub. Fin. Auth. Rev. Bonds
6s, 9/2/34	BB-/P	2,395,000	2,455,522
5 7/8s, 9/2/24	BB-/P	1,370,000	1,404,510
Orange Cnty., Cmnty. Fac. Dist. Special Tax (No. 03-1
Ladera Ranch), Ser. A, 5.4s, 8/15/21	BBB/P	1,240,000	1,286,661
Orange Cnty., Cmnty. Fac. Dist. Special Tax Bonds
(No. 02-1 Ladera Ranch), Ser. A, 5.55s, 8/15/33	BBB/P	2,875,000	2,959,496
(No. 03-1 Ladera Ranch), Ser. A, 5.4s, 8/15/22	BBB/P	1,520,000	1,576,939
Orange Cnty., Local Trans. Auth. Sales Tax Rev. Bonds,
6.2s, 2/14/11	AA+	11,200,000	11,999,568
Poway, Unified School Dist. Cmnty. Facs. Special Tax
Bonds (Cmnty. Fac. Dist. No. 14-Del Sur), 5 1/8s,
9/1/26	BB-/P	2,200,000	2,239,842
Rancho Mirage, JT Powers Fin. Auth. Rev. Bonds
(Eisenhower Med. Ctr.), 5 7/8s, 7/1/26	A3	1,700,000	1,872,210
Roseville, Special Tax Bonds
(Cmnty. Fac. Dist. No. 1-Crocker), 6s, 9/1/33	BB/P	1,500,000	1,575,630
(Cmnty. Fac. Dist. No. 1-Westpark), 5 1/4s, 9/1/18	BB/P	125,000	128,906
Roseville, Cmnty. Fac. Special Tax
(Dist. No. 1 -Westpark), 5 1/4s, 9/1/25	BB/P	3,810,000	3,913,137
(Dist. No. 1 Fiddyment), 5s, 9/1/23	BB/P	1,065,000	1,077,226
(Dist. No. 1 Fiddyment), 5s, 9/1/22	BB/P	1,035,000	1,046,882
Roseville, Cmnty. Fac. Special Tax Bonds (Dist. No.
1-Westpark), 5 1/4s, 9/1/19	BB/P	205,000	211,371
Sacramento, Special Tax (North Natomas Cmnty. Fac.),
Ser. 97-01
5.1s, 9/1/35	BB/P	1,520,000	1,544,974
5s, 9/1/29	BB/P	1,370,000	1,390,057
5s, 9/1/21	BB/P	1,320,000	1,346,690
Sacramento, Special Tax Bonds (North Natomas Cmnty.
Fac.), Ser. 01-03, 6s, 9/1/28	BBB/P	700,000	738,563
San Diego, Assn. of Bay Area Governments Fin. Auth.
For Nonprofit Corps. Rev. Bonds (San Diego Hosp.),
Ser. A, 6 1/8s, 8/15/20	Baa1	1,100,000	1,181,873
San Francisco City & Cnty. Redev. Agcy. Cmnty. Fac.
Dist. Dist. Special Tax (No. 6 Mission Bay South),
Ser. A, 5.15s, 8/1/35	BB-/P	1,500,000	1,526,085
San Joaquin Hills, Trans. Corridor Agcy. Toll Rd. Rev.
Bonds, Ser. A, 5 1/2s, 1/15/28	Ba2	1,500,000	1,508,805
Santaluz, Cmnty. Facs. Dist. No. 2 Special Tax Rev.
Bonds (Impt. Area No. 1), Ser. B, 6 3/8s, 9/1/30	BBB/P	6,720,000	6,754,138
Southern CA Pub. Pwr. Auth. Rev. Bonds (Transmission),
6s, 7/1/12	Aa3	700,000	700,700
Sunnyvale, Special Tax Rev. Bonds (Cmnty. Fac. Dist.
No. 1), 7 3/4s, 8/1/32	BB-/P	6,780,000	7,344,571
Thousand Oaks, Cmnty. Fac. Dist. Special Tax Rev.
Bonds (Marketplace 94-1), zero %, 9/1/14	B/P	8,745,000	5,249,973
Vallejo, COP (Marine World Foundation)

7.2s, 2/1/26	BBB-/P	9,500,000	9,772,555
7s, 2/1/17	BBB-/P	6,840,000	7,036,650
Washington, Unified School Dist. Yolo Cnty., G.O.
Bonds (Election of 1999), Ser. B, MBIA
zero %, 8/1/31	Aaa	1,695,000	554,807
zero %, 8/1/30	Aaa	1,600,000	549,648
zero %, 8/1/29	Aaa	1,510,000	544,310
zero %, 8/1/28	Aaa	1,425,000	538,892
zero %, 8/1/27	Aaa	1,340,000	531,538
			160,225,206

Colorado (0.9%)
CO Hlth. Fac. Auth. Rev. Bonds
(Evangelical Lutheran), 5.9s, 10/1/27	A3	5,000,000	5,399,850
(Christian Living Cmntys.), Ser. A, 5 3/4s, 1/1/26	BB-/P	550,000	580,184
(Evangelical Lutheran), 5 1/4s, 6/1/21	A3	220,000	234,032
(Evangelical Lutheran), 5 1/4s, 6/1/19	A3	280,000	299,158
(Evangelical Lutheran), 5 1/4s, 6/1/17	A3	1,500,000	1,610,775
CO Springs, Hosp. Rev. Bonds, 6 3/8s, 12/15/30	A3	755,000	819,726
Larimer Cnty., G.O. Bonds (Poudre Impt. - School Dist.
No. 1), 7s, 12/15/16	Aa3	3,000,000	3,715,170
			12,658,895

Connecticut (1.1%)
CT State Dev. Auth. Rev. Bonds
(East Hills Woods), Ser. A, 7 3/4s, 11/1/17	B-/P	4,388,679	4,501,644
(Elm Park Baptist), 5s, 12/1/13	BBB+	1,000,000	1,021,880
(East Hills Woods), Ser. B, zero %, 3/1/21	B-/P	604,924	35,261
CT State Dev. Auth. 1st. Mtg. Gross Rev. Hlth. Care
Rev. Bonds (Elim Street Park Baptist, Inc.), 5.85s,
12/1/33	BBB+	2,000,000	2,121,740
CT State Dev. Auth. Poll. Control Rev. Bonds (Western
MA), Ser. A, 5.85s, 9/1/28	Baa2	7,000,000	7,307,090
			14,987,615

Delaware (0.4%)
DE St. Hlth. Fac. Auth. Rev. Bonds (Beebe Med. Ctr.),
Ser. A, 5s, 6/1/24	Baa1	900,000	927,090
GMAC Muni. Mtge. Trust 144A sub. notes, Ser. A1-3,
5.3s, 10/31/39	A3	3,500,000	3,693,340
New Castle Cnty., Rev. Bonds (Newark Charter School,
Inc.), 5s, 9/1/36	BBB-	600,000	612,972
			5,233,402

District of Columbia (0.8%)
DC G.O. Bonds, Ser. A, FSA, 5s, 6/1/25	Aaa	5,000,000	5,278,450
DC Tobacco Settlement Fin. Corp. Rev. Bonds, 6 1/4s,
5/15/24	BBB	5,690,000	6,062,012
			11,340,462

Florida (8.8%)
Aberdeen Cmnty., Dev. Dist. Special Assmt. Bonds,
5 1/2s, 5/1/36	BB-/P	4,700,000	4,803,870
Aberdeen, Cmnty. Dev. Dist. Special Assmt. Bonds, Ser.
1, 5 1/4s, 11/1/15	BB-/P	1,430,000	1,436,807
Alachua Cnty., Hlth. Fac. Auth. Continuing Care VRDN
(Oak Hammock U.), Ser. A, 4.06s, 10/1/32	VMIG1	2,000,000	2,000,000
Brevard Cnty., Hlth. Care Fac. Auth. Rev. Bonds
(Health First, Inc.)
5s, 4/1/24	A2	2,500,000	2,611,375
5s, 4/1/16	A2	1,025,000	1,078,382
CFM Cmnty. Dev. Dist. Rev. Bonds
Ser. A, 6 1/4s, 5/1/35	BB-/P	3,830,000	4,094,691
Ser. B, 5 7/8s, 5/1/14	BB-/P	500,000	511,115
Clearwater Cay, Cmnty. Dev. Dist. Special Assmt.
Bonds, Ser. A, 5 1/2s, 5/1/37	BB-/P	4,300,000	4,371,638
Connerton West, Cmnty. Dev. Dist. Rev. Bonds, Ser. B,
5 1/8s, 5/1/16	BB-/P	1,255,000	1,262,455
Escambia Cnty., Hlth. Fac. Auth. Rev. Bonds (Baptist
Hosp. & Baptist Manor), 5 1/8s, 10/1/19	Baa1	1,650,000	1,680,278
Fishhawk, Cmnty. Dev. Dist. II Rev. Bonds, Ser. B
5 1/8s, 11/1/09	BB/P	1,320,000	1,320,541
5s, 11/1/07	BB/P	30,000	30,008
FL Hsg. Fin. Corp. Rev. Bonds, Ser. G, 5 3/4s, 1/1/37	Aa1	3,250,000	3,471,650
Halifax, Hosp. Med. Ctr. Rev. Bonds, Ser. A, U.S.
Govt. Coll., 7 1/4s, 10/1/29 (Prerefunded)	BBB+/F	1,000,000	1,129,700
Heritage Harbour Marketplace Cmnty., Dev. Dist.
Special Assmt., 5.6s, 5/1/36	BB-/P	2,565,000	2,629,715
Heritage Isle at Viera, Cmnty. Dev. Dist. Special
Assmt. Bonds, 5s, 11/1/13	BB/P	2,750,000	2,736,608
Highlands Cnty., Hlth. Fac. Auth. Rev. Bonds
(Adventist Sunbelt), Ser. A, 6s, 11/15/31 (Prerefunded)	A2	3,000,000	3,312,240
Islands at Doral III, Cmnty. Dev. Dist. Special Assmt.
Bonds, Ser. 04-A, 5.9s, 5/1/35	BB/P	3,980,000	4,134,344
Lee Cnty., Indl. Dev. Auth. Hlth. Care Fac. Rev. Bonds
(Shell Point Village), Ser. A, 5 1/2s, 11/15/29
(Prerefunded)	AAA	4,350,000	4,565,412
Lee Cnty., Indl. Dev. Auth. Hlth. Care Fac. Rev. Bonds
(Shell Pt./Alliance Oblig. Group), 5 1/8s, 11/15/36	BBB-	625,000	638,463

(Shell Point/Alliance Cmnty.), 5s, 11/15/22	BBB-	3,000,000	3,078,540
Miami Beach, Hlth. Fac. Auth. Hosp. Rev. Bonds (Mount
Sinai Med. Ctr.), Ser. A, 6.7s, 11/15/19	Ba1	2,000,000	2,198,380
Middle Village Cmnty. Dev. Dist. Special Assmt., Ser.
A, 6s, 5/1/35	BB-/P	2,000,000	2,114,140
Myrtle Creek, Impt. Dist. Special Assmt. Bonds, Ser.
A, 5.2s, 5/1/37	BB-/P	2,245,000	2,246,594
North Springs, Impt. Dist. Special Assmt. Rev. Bonds
(Parkland Golf Country Club), Ser. A-1, 5.45s, 5/1/26	BB-/P	1,900,000	1,933,231
Old Palm, Cmnty. Dev. Dist. Special Assmt. Bonds (Palm
Beach Gardens), Ser. A, 5.9s, 5/1/35	BB/P	975,000	1,020,679
Orange Cnty., Hlth. Fac. Auth. Rev. Bonds
(Orlando Regl. Hlth. Care), U.S. Govt. Coll., 5 3/4s,
12/1/32 (Prerefunded)	A2	2,700,000	2,976,561
(Adventist Hlth. Syst.), 5 5/8s, 11/15/32 (Prerefunded)	A+	3,750,000	4,128,900
Palm Coast Pk. Cmnty. Dev. Dist. Special Assmt. Bonds,
5.7s, 5/1/37	BB-/P	2,700,000	2,760,642
Reunion West, Cmnty. Dev. Dist. Special Assmt. Bonds,
6 1/4s, 5/1/36	BB-/P	5,150,000	5,431,963
Riverwood Estates, Cmnty. Dev. Dist. Special Assmt.
Bonds
Ser. A, 5.35s, 5/1/37	BB-/P	1,000,000	984,000
Ser. B, 5s, 5/1/13	BB-/P	2,000,000	2,000,000
South Bay, Cmnty. Dev. Dist. Rev. Bonds
Ser. B-2, 5 3/8s, 5/1/13	BB-/P	500,000	504,560
Ser. B-1, 5 1/8s, 11/1/09	BB-/P	1,585,000	1,588,598
South Village, Cmnty. Dev. Dist. Rev. Bonds, Ser. A,
5.7s, 5/1/35	BB-/P	2,920,000	2,986,810
Sweetwater Creek, Cmnty. Dev. Dist. Rev. Bonds, Ser.
A, 5 1/2s, 5/1/38 (FWC)	BB-/P	1,000,000	1,002,500
Tampa Bay, Cmnty. Dev. Dist. Special Assmt. Bonds (New
Port), Ser. A, 5 7/8s, 5/1/38	BB-/P	6,100,000	6,304,289
Tern Bay, Cmnty. Dev. Dist. Special Assmt. Bonds
Ser. A, 5 3/8s, 5/1/37	BB-/P	4,600,000	4,654,740
Ser. B, 5s, 5/1/15	BB-/P	495,000	493,099
Tolomato, Cmnty. Dev. Dist. Special Assmt. Bonds,
5.4s, 5/1/37	BB-/P	2,450,000	2,468,963
Town Ctr. at Palm Coast Cmnty., Dev. Dist. Special
Assmt., 6s, 5/1/36	BB-/P	1,950,000	2,039,330
Turnbull Creek Cmnty., Dev. Dist. Special Assmt.
5.8s, 5/1/35	BB-/P	1,945,000	2,012,686
5 1/4s, 5/1/37	BB-/P	1,000,000	1,005,690
Verandah, West Cmnty. Dev. Dist. Rev. Bonds (Cap.
Impt.), Ser. A, 6 5/8s, 5/1/33	BBB-/P	940,000	1,009,974
Verano Ctr. Cmnty. Dev. Dist. Special Assmt. Bonds
(Cmnty. Infrastructure)
Ser. A, 5 3/8s, 5/1/37	BB-/P	1,030,000	1,038,446
Ser. B, 5s, 11/1/13	BB-/P	3,325,000	3,326,829
Waterstone Cmnty., Dev. Dist. Special Assmt. Bonds,
Ser. B, 5 1/2s, 5/1/18	B/P	1,500,000	1,511,070
Wentworth Estates, Cmnty. Dev. Dist. Special Assmt.
Bonds
Ser. A, 5 5/8s, 5/1/37	BB-/P	2,000,000	2,056,340
Ser. B, 5 1/8s, 11/1/12	BB-/P	2,325,000	2,328,860
West Palm Beach, Cmty. Redev. Agcy. (Northwood -
Pleasant), 5s, 3/1/25	A	980,000	1,018,935
Westchester Cmnty. Dev. Dist. No. 1 Special Assmt.
(Cmnty. Infrastructure), 6 1/8s, 5/1/35	BB-/P	2,250,000	2,380,185
World Commerce Cmnty. Dev. Dist. Special Assmt., Ser.
A-1
6 1/2s, 5/1/36	BB-/P	1,950,000	2,088,177
6 1/4s, 5/1/22	BB-/P	1,735,000	1,847,081
World Commerce Cmnty. Dev. Dist. Special Assmt. Bonds,
5 1/2s, 5/1/38	BB-/P	2,000,000	2,009,160
			124,369,244

Georgia (2.0%)
Atlanta, Wtr. & Waste Wtr. VRDN, Ser. C, FSA, 4.00s,
11/1/41	VMIG1	1,500,000	1,500,000
Effingham Cnty., Indl. Dev. Auth. Rev. Bonds (Pacific
Corp.), 6 1/2s, 6/1/31	B2	3,400,000	3,614,948
Forsyth Cnty., Hosp. Auth. Rev. Bonds (GA Baptist
Hlth. Care Syst.), U.S. Govt. Coll., 6 3/8s, 10/1/28
(Prerefunded)	AAA	6,000,000	7,451,640
Fulton Cnty., Res. Care Fac. Rev. Bonds
(Canterbury Court), Class A, 6 1/8s, 2/15/34	B+/P	800,000	844,704
(First Mtge. - Lenbrook), Ser. A, 5s, 7/1/17	B/P	2,740,000	2,783,484
Med. Ctr. Hosp. Auth. Rev. Bonds (Spring Harbor Green
Island), 5 1/4s, 7/1/27	B+/P	1,425,000	1,458,716
Rockdale Cnty., Dev. Auth. Solid Waste Disp. Rev.
Bonds (Visay Paper, Inc.)
7 1/2s, 1/1/26	B+/P	8,475,000	8,489,831
7.4s, 1/1/16	B+/P	1,525,000	1,527,669
			27,670,992

Idaho (0.1%)
ID Hsg. & Fin. Assn. Rev. Bonds (Single Fam. Mtge.),
Ser. C-2, FHA Insd., 5.15s, 7/1/29	Aaa	1,285,000	1,293,802

Illinois (2.2%)

Bedford Pk., Village Rev. Bonds (Hotel/Motel Tax),
Ser. A, 4.9s, 12/1/23	Baa1	3,085,000	3,132,386
Chicago, Special Assmt. Bonds (Lake Shore East),
6 3/4s, 12/1/32	BB/P	1,500,000	1,627,695
Du Page Cnty., Special Svc. Area No. 31 Special Tax
Bonds (Monarch Landing), 5 5/8s, 3/1/36	BB-/P	900,000	945,585
IL Fin. Auth. Rev. Bonds (Landing At Plymouth Place),
Ser. A, 6s, 5/15/25	B+/P	1,550,000	1,646,488
IL Fin. Auth. Solid Waste Disposal (Waste Mgmt.,
Inc.), Ser. A, 5.05s, 8/1/29	BBB	500,000	509,580
IL Hlth. Fac. Auth. Rev. Bonds
(Cmnty. Rehab. Providers Fac.), 8 1/4s, 8/1/12
(Prerefunded)	CCC/P	195,635	178,720
(Cmnty. Rehab. Providers Fac.), Ser. A, 7 7/8s, 7/1/20	CCC/P	956,414	879,719
(St. Benedict), Ser. 03A-1, 6.9s, 11/15/33	B/P	1,000,000	1,085,250
(Elmhurst Memorial Hlth. Care), 5 5/8s, 1/1/28	A2	6,000,000	6,364,380
IL State Toll Hwy. Auth. Rev. Bonds, Ser. A-1, FSA,
5s, 1/1/23	Aaa	12,000,000	12,807,840
Kane & De Kalb Cntys., Cmnty. United School Dist. G.O.
Bonds (No. 301), MBIA, zero %, 12/1/18	Aaa	3,165,000	1,938,373
			31,116,016

Indiana (0.9%)
Anderson, Econ. Dev. Rev. Bonds (Anderson U.), 5s,
10/1/28	BBB-/F	1,500,000	1,528,125
Indianapolis, Arpt. Auth. Rev. Bonds (Federal Express
Corp.), 5.1s, 1/15/17	Baa2	10,000,000	10,547,200
			12,075,325

Iowa (3.0%)
IA Fin. Auth. Rev. Bonds (Single Fam. Mtge.), Ser. D,
GNMA Coll., FNMA Coll., 5s, 1/1/36	Aaa	3,695,000	3,783,569
IA Fin. Auth. Hlth. Care Fac. Rev. Bonds (Care
Initiatives)
9 1/4s, 7/1/25 (Prerefunded)	AAA	14,160,000	17,244,190
Ser. A, 5 1/4s, 7/1/18	BBB-	2,500,000	2,624,025
Ser. A, 5 1/4s, 7/1/17	BBB-	3,900,000	4,114,383
IA Fin. Auth. Retirement Cmnty. Rev. Bonds (Friendship
Haven), Ser. A, 6s, 11/15/24	BB/P	300,000	306,621
IA State Higher Ed. Loan Auth. Rev. Bonds (Wartburg),
Ser. A
5s, 10/1/21	BBB-/F	730,000	753,798
5s, 10/1/20	BBB-/F	1,270,000	1,313,548
Marion Hlth. Care Fac. Rev. Bonds (First Mtg.), Ser.
IA, 1.76s, 1/1/29	B+/P	45,000	47,021
Tobacco Settlement Auth. of IA Rev. Bonds
Ser. C, 5 3/8s, 6/1/38	BBB	3,000,000	3,098,040
Ser. B, zero %, 6/1/34	BBB	9,000,000	9,227,340
			42,512,535

Kansas (0.3%)
Lenexa, Hlth. Care Rev. Bonds (LakeView Village)
Ser. C, 6 7/8s, 5/15/32	BBB-	2,250,000	2,428,718
Ser. B, 6 1/4s, 5/15/26	BBB-	1,200,000	1,227,696
			3,656,414

Kentucky (0.5%)
KY Econ. Dev. Fin. Auth. Rev. Bonds (First Mtg.), Ser.
IA, 6 1/2s, 1/1/29	B+/P	260,000	271,674
KY Econ. Dev. Fin. Auth. Hlth. Syst. Rev. Bonds
(Norton Hlth. Care), Ser. A
6 5/8s, 10/1/28 (Prerefunded)	A-/P	4,915,000	5,423,211
6 5/8s, 10/1/28	A-/F	1,365,000	1,475,988
			7,170,873

Louisiana (1.4%)
De Soto Parish, Env. Impt. Rev. Bonds (Intl. Paper
Co.), Ser. A, 5s, 11/1/18	BBB	3,235,000	3,291,613
LA Hlth. Ed. Auth. Rev. Bonds (Lambert House), Ser. A,
6.2s, 1/1/28	B+/P	3,000,000	3,067,440
LA Local Govt. Env. Fac. Cmnty. Dev. Auth. Rev. Bonds
(St. James Place), Ser. A, 7s, 11/1/20	B-/P	8,828,000	9,077,038
Tangipahoa Parish Hosp. Svcs. Rev. Bonds (North Oaks
Med. Ctr.), Ser. A, 5s, 2/1/25	A	900,000	926,127
W. Feliciana Parish, Poll. Control Rev. Bonds (Entergy
Gulf States), Ser. B, 6.6s, 9/1/28	BBB-	4,000,000	4,014,200
			20,376,418

Maine (0.4%)
Rumford, Solid Waste Disp. Rev. Bonds (Boise Cascade
Corp.), 6 7/8s, 10/1/26	Ba3	5,500,000	6,046,040

Maryland (1.9%)
Howard Cnty., Rev. Bonds, Ser. A, U.S. Govt. Coll.,
8s, 5/15/29 (Prerefunded)	AAA	5,000,000	5,719,100
MD State Hlth. & Higher Edl. Fac. Auth. Rev. Bonds
(Mercy Ridge), Ser. A, 6s, 4/1/35 (Prerefunded)	BBB+	2,000,000	2,250,320
(Medstar Hlth.), 5 1/2s, 8/15/33	A3	1,500,000	1,583,580

(Medstar Hlth.), 5 3/8s, 8/15/24	A3	2,000,000	2,122,820
(Edenwald), Ser. A, 5.2s, 1/1/24	BB/P	300,000	311,043
(Edenwald), Ser. A, 5.2s, 1/1/20	BB/P	350,000	363,941
(Edenwald), Ser. A, 5 1/8s, 1/1/19	BB/P	100,000	103,731
(King Farm Presbyterian Cmnty.), Ser. B, 4 3/4s, 1/1/13	B/P	4,435,000	4,447,374
MD State Indl. Dev. Fin. Auth. Econ. Dev. Rev. Bonds
(Our Lady of Good Counsel School), Ser. A, 6s, 5/1/35	B/P	600,000	643,632
MuniMae Tax Exempt Bond Subsidiary, LLC Rev. Bonds,
Ser. A-2, 4.9s, 6/30/49	A3	2,000,000	2,032,200
Westminster, Econ. Dev. Rev. Bonds (Carroll Lutheran
Village), Ser. A
6 1/4s, 5/1/34	BB/P	3,400,000	3,600,158
6s, 5/1/24	BB/P	2,000,000	2,094,000
Westminster, Ed Fac. Rev. Bonds (McDaniel College,
Inc.), 5s, 11/1/21	BBB+	1,000,000	1,046,950
			26,318,849

Massachusetts (4.0%)
MA State Dev. Fin. Agcy. Rev. Bonds (Lasell College)
6 3/4s, 7/1/31 (Prerefunded)	BB+/P	4,635,000	5,247,144
6 3/4s, 7/1/31	BB+/P	480,000	506,338
MA State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Civic Investments/HPHC), Ser. A, 9s, 12/15/15	BBB-/P	7,815,000	9,541,959
(Jordan Hosp.), Ser. E, 6 3/4s, 10/1/33	BBB-	6,000,000	6,582,960
(Winchester Hosp.), Ser. E, 6 3/4s, 7/1/30
(Prerefunded)	BBB+/F	4,900,000	5,323,164
(UMass Memorial), Ser. C, 6 5/8s, 7/1/32	Baa2	9,750,000	10,592,985
(Berkshire Hlth. Syst.), Ser. E, 6 1/4s, 10/1/31	BBB+	4,400,000	4,770,304
(Hlth. Care Syst. Covenant Hlth.), Ser. E, 6s, 7/1/31	A	7,200,000	7,786,440
(Caritas Christi Oblig. Group), Ser. A, 5 1/4s, 7/1/08	BBB	2,630,000	2,662,007
(Milford Regl. Med.), Ser. E, 5s, 7/15/22	Baa3	1,800,000	1,844,694
MA State Indl. Fin. Agcy. Rev. Bonds
(1st Mtge. Stone Institution & Newton), 7.9s, 1/1/24	BB-/P	750,000	751,958
(Sr. Living Fac. Forge Hill), 7s, 4/1/17 (Prerefunded)	AAA	1,480,000	1,548,095
			57,158,048

Michigan (2.9%)
Ann Arbor, Econ. Dev. Corp. Ltd. Oblig. Rev. Bonds
(Glacier Hills, Inc.), State & Local Govt. Coll.,
8 3/8s, 1/15/19 (Prerefunded)	AAA	2,299,000	2,884,325
Detroit, Swr. Disp. FRN, Ser. D, FSA, 4.184s, 7/1/32	Aaa	3,750,000	3,750,113
Dickinson Cnty., Econ. Dev. Corp. Rev. Bonds, 5 3/4s,
6/1/16	BBB	7,000,000	7,435,400
Flint, Hosp. Bldg. Auth. Rev. Bonds (Hurley Med.
Ctr.), 6s, 7/1/20	Ba1	2,350,000	2,474,386
Garden City, Hosp. Fin. Auth. Rev. Bonds (Garden City
Hosp. OB Group), Ser. A
5 3/4s, 9/1/17	Ba1	3,000,000	3,065,340
5 5/8s, 9/1/10	Ba1	1,360,000	1,390,464
Kentwood, Economic Dev. Rev. Bonds (Holland Home),
Ser. A, 5s, 11/15/22	BB-/P	1,000,000	1,013,370
MI State Hosp. Fin. Auth. Rev. Bonds
(Oakwood Hosp.), Ser. A, 5 3/4s, 4/1/32	A2	2,500,000	2,649,875
(Hosp. Sparrow), 5s, 11/15/24	A1	225,000	233,395
(Hosp. Sparrow), 5s, 11/15/23	A1	535,000	556,325
Ser. A, 4 3/4s, 4/15/31	A1	3,000,000	2,987,160
MI State Hsg. Dev. Auth. Rev. Bonds, Ser. A, 3.9s,
6/1/30	AA+	4,000,000	3,985,120
MI State Strategic Fund Solid Waste Disp. Rev. Bonds
(Genesee Pwr. Station), 7 1/2s, 1/1/21	B/P	2,700,000	2,763,639
(SD Warren Co.), Ser. C, 7 3/8s, 1/15/22	BB/P	5,000,000	5,063,000
MI State U. VRDN, Ser. A, 4s, 8/15/32	VMIG1	1,000,000	1,000,000
Whitmore Lake, Pub. School Dist. G.O. Bonds, FGIC,
Q-SBLF, 5s, 5/1/28	Aaa	140,000	146,560
			41,398,472

Minnesota (1.0%)
Cohasset, Poll. Control Rev. Bonds (Allete, Inc.),
4.95s, 7/1/22	A-	6,605,000	6,764,511
Inver Grove Heights, Nursing Home Rev. Bonds
(Presbyterian Homes Care)
5 1/2s, 10/1/41	B/P	1,000,000	1,016,360
5 3/8s, 10/1/26	B/P	250,000	253,878
MN State Hsg. Fin. Agcy. Rev. Bonds (Res. Hsg.)
Ser. H, 5s, 1/1/36	Aa1	1,870,000	1,910,542
Ser. B, 5s, 7/1/34	AA+	910,000	931,522
Sauk Rapids Hlth. Care & Hsg. Fac. Rev. Bonds (Good
Shepherd Lutheran Home), 6s, 1/1/34	B+/P	800,000	825,056
St. Paul, Hsg. & Redev. Auth. Hosp. Rev. Bonds
(Healtheast), 6s, 11/15/25	Baa3	1,250,000	1,388,175
St. Paul, Port Auth. Lease Rev. Bonds (Regions Hosp.
Pkg. Ramp), Ser. 1
5s, 8/1/36	BBB-/P	275,000	278,022
5s, 8/1/21	BBB-/P	475,000	485,588
			13,853,654

Mississippi (0.9%)
Lowndes Cnty., Solid Waste Disp. & Poll. Control Rev.
Bonds (Weyerhaeuser Co.)

Ser. A, 6.8s, 4/1/22	Baa2	715,000	870,298
Ser. B, 6.7s, 4/1/22	Baa2	2,500,000	3,016,525
MS Bus. Fin. Corp. Poll. Control Rev. Bonds (Syst.
Energy Resources, Inc.), 5 7/8s, 4/1/22	BBB-	2,000,000	2,007,260
MS Home Corp. Rev. Bonds (Single Fam. Mtge.)
Ser. B-2, GNMA Coll., FNMA Coll., 6.45s, 12/1/33	Aaa	4,210,000	4,336,080
Ser. B, GNMA Coll., FNMA Coll., 5 1/2s, 6/1/36	Aaa	1,325,000	1,375,204
MS Hosp. Equip. & Fac. Auth. Rev. Bonds (Hosp. South
Central), 5 1/4s, 12/1/21	BBB+	500,000	528,500
			12,133,867

Missouri (2.0%)
Cape Girardeau Cnty., Indl. Dev. Auth. Hlth. Care Fac.
Rev. Bonds (St. Francis Med. Ctr.), Ser. A
5 1/2s, 6/1/32	A+	3,000,000	3,184,050
5 1/2s, 6/1/27	A+	3,250,000	3,449,388
Kansas City, Indl. Dev. Auth. Hlth. Fac. Rev. Bonds
(First Mtg. Bishop Spencer), Ser. A, 6 1/4s, 1/1/24	BB-/P	2,000,000	2,127,240
MO State Hlth. & Edl. Fac. Auth. Rev. Bonds (BJC Hlth.
Syst.), 5 1/4s, 5/15/32	Aa2	2,500,000	2,612,825
MO State Hlth. & Edl. Fac. Auth. VRDN (Cox Hlth.
Syst.), AMBAC, 4.1s, 6/1/22	VMIG1	5,300,000	5,300,000
MO State Hsg. Dev. Comm. Mtge. Rev. Bonds
(Single Fam. Home Ownership Loan), Ser. A-1, GNMA
Coll., FNMA Coll., 6 3/4s, 3/1/34	AAA	1,050,000	1,095,896
(Single Fam. Mtge.), Ser. D-2, GNMA Coll., FNMA Coll.,
6 1/2s, 9/1/29	AAA	1,385,000	1,448,447
(Single Fam.), Ser. E-1, GNMA Coll., FNMA Coll.,
6.45s, 9/1/29	AAA	450,000	475,961
(Single Fam. Homeowner Loan), Ser. A-2, GNMA Coll.,
6.3s, 3/1/30	AAA	2,590,000	2,645,219
(Single Fam. Home Ownership Loan), Ser. B, GNMA Coll.,
FNMA Coll., 5.8s, 9/1/35	AAA	5,140,000	5,464,077
(Single Fam. Homeowner Loan), Ser. C, GNMA Coll., FNMA
Coll., 5.6s, 9/1/35	AAA	900,000	947,664
			28,750,767

Montana (0.1%)
MT Fac. Fin. Auth. Rev. Bonds (Sr. Living St. Johns
Lutheran), Ser. A, 6s, 5/15/25	B+/P	750,000	789,488
MT State Board Inv. Exempt Fac. Rev. Bonds (Still
Water Mining Project), 8s, 7/1/20	B3	750,000	789,900
			1,579,388

Nebraska (--%)
Kearney, Indl. Dev. Rev. Bonds
(Great Platte River), 8s, 9/1/12	D/P	123,433	33,617
(Brookhaven), zero %, 9/1/12	D/P	1,582,934	19,787
			53,404

Nevada (2.6%)
Clark Cnty., Impt. Dist. Special Assmt.
(Dist. No. 142), 6 3/8s, 8/1/23	BB-/P	995,000	1,027,646
(Summerlin No. 151), 5s, 8/1/20	BB/P	340,000	347,198
(Summerlin No. 151), 5s, 8/1/19	BB/P	1,150,000	1,176,600
(Summerlin No. 151), 5s, 8/1/18	BB/P	1,115,000	1,144,436
(Summerlin No. 151), 5s, 8/1/17	BB/P	1,320,000	1,357,448
Clark Cnty., Impt. Dist. Special Assmt. Bonds
(Summerlin No. 151), 5s, 8/1/25	BB/P	305,000	310,780
Clark Cnty., Indl. Dev. Rev. Bonds (Southwest Gas
Corp. Project), Ser. C, 5.45s, 3/1/38	Baa3	5,350,000	5,593,683
Clark Cnty., Local Impt. Dist. Special Assmt. Bonds
(No. 142), 6.1s, 8/1/18	BB-/P	1,495,000	1,543,647
Henderson, Local Impt. Dist. Special Assmt.
(No. T-14), 5.8s, 3/1/23	BB/P	3,805,000	3,930,603
(No. T-14), 5.55s, 3/1/17	BB/P	2,270,000	2,343,344
(No. T-16), 5 1/8s, 3/1/25	BB-/P	500,000	506,165
(No. T-18), 5s, 9/1/16	BB-/P	375,000	386,621
(No. T-18), 5s, 9/1/15	BB-/P	2,295,000	2,366,420
(No. T-18), 5s, 9/1/14	BB-/P	2,330,000	2,402,743
(No. T-16), 4.8s, 3/1/15	BB-/P	1,795,000	1,814,727
Henderson, Local Impt. Dist. Special Assmt. Bonds
(No. T-16), 5.1s, 3/1/21	BB-/P	1,250,000	1,271,000
(No. T-17), 5s, 9/1/25	BB/P	820,000	837,704
(No. T-16), 5s, 3/1/20	BB-/P	1,000,000	1,013,630
Las Vegas, Local Impt. Board Special Assmt.
(Special Impt. Dist. No. 607), 6s, 6/1/19	BB-/P	1,000,000	1,030,360
(Dist. No. 607), 5.9s, 6/1/18	BB-/P	200,000	206,064
(Dist. No. 607), 5.9s, 6/1/17	BB-/P	1,500,000	1,545,525
Las Vegas, Special Impt. Dist. Rev. Bonds (No. 809 -
Summerlin Area), 5.65s, 6/1/23	BB/P	805,000	838,818
Washoe Cnty., Wtr. Fac. Mandatory Put Bonds (Sierra
Pacific Pwr. Co.), 5s, 7/1/09	Ba1	3,500,000	3,528,420
			36,523,582

New Hampshire (1.8%)
NH Higher Edl. & Hlth. Fac. Auth. Rev. Bonds
(Rivermead at Peterborough), 5 3/4s, 7/1/28	BB/P	6,000,000	6,092,820
NH Hlth. & Ed. Fac. Auth. Rev. Bonds (Huntington

at Nashua), Ser. A, 6 7/8s, 5/1/33	BB-/P	2,200,000	2,386,516
NH State Bus. Fin. Auth. Rev. Bonds
(Alice Peck Day Hlth. Syst.), Ser. A, 7s, 10/1/29	BBB-/P	3,000,000	3,149,970
(Proctor Academy), Ser. A, 5.6s, 6/1/28	Baa3	3,550,000	3,611,557
NH State Bus. Fin. Auth. Poll. Control Rev. Bonds
(Pub. Svc. Co.), Ser. D, 6s, 5/1/21	Baa1	7,000,000	7,273,910
NH State Bus. Fin. Auth. Poll. Control & Solid Waste
Rev. Bonds (Crown Paper Co.), 7 3/4s, 1/1/22 (In
default) (NON)	D	8,551,027	86
NH State Hsg. Fin. Auth. Single Family Rev. Bonds
(Mtge. Acquisition), Ser. C, 5.85s, 1/1/35	Aa2	2,730,000	2,850,857
			25,365,716

New Jersey (4.7%)
NJ Econ. Dev. Auth. Rev. Bonds
(Newark Arpt. Marriot Hotel), 7s, 10/1/14	Ba1	9,200,000	9,337,540
(First Mtge. Presbyterian Home), Ser. A, 6 3/8s,
11/1/31	BB/P	500,000	528,255
(United Methodist Homes), Ser. A-1, 6 1/4s, 7/1/33	BB+	3,000,000	3,215,250
(First Mtge. Presbyterian Home), Ser. A, 6 1/4s,
11/1/20	BB/P	500,000	527,985
(First Mtge. Lions Gate), Ser. A, 5 7/8s, 1/1/37	B/P	800,000	833,032
(Cigarette Tax), 5 1/2s, 6/15/24	Baa2	9,000,000	9,402,570
(Seabrook Village), 5 1/4s, 11/15/26	BB-/P	1,000,000	1,026,460
NJ Hlth. Care Fac. Fin. Auth. Rev. Bonds
(Gen. Hosp. Ctr.-Passaic Inc.), FSA, 6 3/4s, 7/1/19
(Prerefunded)	Aaa	6,000,000	7,340,580
(South Jersey Hosp.), 6s, 7/1/12	Baa1	5,000,000	5,256,700
NJ State Rev. Bonds (Trans. Syst.), Ser. C, AMBAC,
zero %, 12/15/24	Aaa	19,000,000	8,887,060
Tobacco Settlement Fin. Corp. Rev. Bonds
6 3/4s, 6/1/39 (Prerefunded)	AAA	2,000,000	2,324,500
6 1/4s, 6/1/43 (Prerefunded)	AAA	1,535,000	1,742,670
6s, 6/1/37 (Prerefunded)	AAA	6,260,000	6,914,671
Ser. 1A, 4 1/2s, 6/1/23	BBB	9,750,000	9,617,985
			66,955,258

New Mexico (0.9%)
Farmington, Poll. Control Rev. Bonds
(Tucson Elec. Pwr. Co. San Juan), Ser. A, 6.95s,
10/1/20	Baa3	5,500,000	5,674,680
(San Juan), Ser. B, 4 7/8s, 4/1/33	Baa2	1,200,000	1,215,492
NM Mtge. Fin. Auth. Rev. Bonds (Single Fam. Mtge.)
Ser. B-2, GNMA Coll., FNMA Coll., FHLMC Coll., 6.1s,
7/1/29	AAA	925,000	937,062
Ser. C, GNMA Coll., FNMA Coll., FHLMC Coll., 5.85s,
1/1/37	AAA	1,165,000	1,250,033
Ser. C, GNMA Coll., FNMA Coll., FHLMC Coll., 5.82s,
9/1/33	AAA	1,570,000	1,637,479
Ser. D-2, GNMA Coll., FNMA Coll., FHLMC Coll., 5.64s,
9/1/33	AAA	1,935,000	1,981,730
			12,696,476

New York (5.0%)
Albany, Indl. Dev. Agcy. Rev. Bonds (Charitable
Leadership), Ser. A, 5 3/4s, 7/1/26	Ba2	2,000,000	2,081,780
Huntington, Hsg. Auth. Rev. Bonds (Gurwin Jewish Sr.
Residence), Ser. A, 6s, 5/1/39	B+/P	1,250,000	1,288,825
Niagara Cnty., Indl. Dev. Agcy. Rev. Bonds, Ser. C,
5 5/8s, 11/15/24	Baa2	450,000	474,791
NY City, Indl. Dev. Agcy. Rev. Bonds
(Liberty-7 World Trade Ctr.), Ser. B, 6 3/4s, 3/1/15	B-/P	2,300,000	2,464,657
(Liberty-7 World Trade Ctr.), Ser. A, 6 1/4s, 3/1/15	B-/P	3,875,000	4,115,131
(Brooklyn Navy Yard Cogen. Partners), 5.65s, 10/1/28	BBB-	3,250,000	3,321,464
NY City, Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(Brooklyn Polytech. U. Project J), 6 1/8s, 11/1/30	BB+	500,000	522,200
NY City, Indl. Dev. Agcy. Special Fac. FRB (American
Airlines - JFK Intl. Arpt.), 7 5/8s, 8/1/25	B	1,500,000	1,815,375
NY City, Indl. Dev. Agcy. Special Fac. Rev. Bonds
(JFK Intl. Arpt.), Ser. A, 8s, 8/1/12	B	1,450,000	1,667,065
(American Airlines - JFK Intl. Arpt.), 7 1/2s, 8/1/16	B	11,990,000	13,961,396
(American Airlines - JFK Intl. Arpt.), 7 1/8s, 8/1/11	B	4,500,000	4,795,200
(British Airways PLC), 5 1/4s, 12/1/32	Ba2	2,325,000	2,311,934
(Jetblue Airways Corp.), 5s, 5/15/20	B	675,000	671,794
NY City, State Dorm. Auth. Lease Rev. Bonds (Court
Fac.), 6s, 5/15/39 (Prerefunded)	A+	2,800,000	3,014,872
NY State Dorm. Auth. Rev. Bonds
(NY U. Hosp. Ctr.), Ser. A, 5s, 7/1/20	Ba2	1,500,000	1,564,875
(Mt. Sinai NYU Hlth.), Ser. C, 5s, 7/1/11	Baa1	2,360,000	2,388,273
NY State Energy Research & Dev. Auth. Gas Fac. Rev.
Bonds (Brooklyn Union Gas), 6.952s, 7/1/26	A+	1,800,000	1,826,262
Oneida Cnty., Indl. Dev. Agcy. Rev. Bonds (St.
Elizabeth Med.), Ser. A, 5 7/8s, 12/1/29	BB+/P	1,500,000	1,533,930
Onondaga Cnty., Indl. Dev. Agcy. Rev. Bonds (Solvay
Paperboard, LLC), 7s, 11/1/30 (acquired 12/9/98, cost
$8,9000,000) (RES)	BB/P	8,900,000	9,264,900
Port Auth. NY & NJ Rev. Bonds
(Kennedy Intl. Arpt. - 3rd Installment), 7s, 10/1/07	BB+/P	300,000	301,488
(Kennedy Intl. Arpt. - 4th Installment), 6 3/4s,
10/1/11	BB+/P	2,500,000	2,528,200

Suffolk Cnty., Indl. Dev. Agcy. Rev. Bonds (Peconic
Landings), Ser. A, 8s, 10/1/20	BB-/P	4,000,000	4,397,000
Suffolk Cnty., Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(Southampton Hosp. Assn.), Ser. B, 7 5/8s, 1/1/30	B-/P	3,675,000	3,923,430
(Gurwin Jewish-Phase II), 6.7s, 5/1/39	B+/P	1,000,000	1,099,120
			71,333,962

North Carolina (2.6%)
NC Eastern Muni. Pwr. Agcy. Syst. Rev. Bonds, Ser. C
5 3/8s, 1/1/17	Baa2	7,500,000	7,986,150
5 3/8s, 1/1/16	Baa2	1,000,000	1,065,860
5.3s, 1/1/15	Baa2	2,000,000	2,128,360
NC Hsg. Fin. Agcy. Rev. Bonds (Homeownership), Ser.
26, Class A, 5 1/2s, 1/1/38	Aa2	1,000,000	1,058,720
NC Med. Care Cmnty. Hlth. Care Fac. Rev. Bonds
(First Mtge. - Presbyterian Homes), 5 3/8s, 10/1/22	BB/P	4,250,000	4,433,133
(Pines at Davidson), Ser. A, 5s, 1/1/17	A-/F	980,000	1,029,833
(Pines at Davidson), Ser. A, 5s, 1/1/14	A-/F	940,000	985,477
(Pines at Davidson), Ser. A, 5s, 1/1/13	A-/F	895,000	932,527
(Pines at Davidson), Ser. B, 4.2s, 7/1/10	A-/F	400,000	400,340
NC Med. Care Comm. Retirement Fac. Rev. Bonds
(First Mtge. Givens Estates), Ser. A, 6 1/2s, 7/1/32
(Prerefunded)	BB-/P	4,500,000	5,205,285
(First Mtge. United Methodist), Ser. C, 5 1/2s, 10/1/32	BB+/P	1,600,000	1,652,096
(First Mtge. United Methodist), Ser. C, 5 1/4s, 10/1/24	BB+/P	200,000	204,768
NC State Muni. Pwr. Agcy. Rev. Bonds (No. 1, Catawba
Elec.), Ser. B, 6 1/2s, 1/1/20	A3	9,000,000	9,678,510
			36,761,059

North Dakota (0.1%)
ND State Hsg. Fin. Agcy. Rev. Bonds (Home Mtge.), Ser.
D, 5.95s, 7/1/19	Aa1	895,000	899,135

Ohio (2.0%)
Coshocton Cnty., Env. Rev. Bonds (Smurfit-Stone
Container Corp.), 5 1/8s, 8/1/13	CCC+	1,600,000	1,610,496
Cuyahoga Cnty., Rev. Bonds, Ser. A, 6s, 1/1/15	Aa3	4,500,000	5,002,470
OH State Env. Impt. Rev. Bonds (USX Corp.), 5 5/8s,
5/1/29	Baa1	750,000	788,633
OH State Higher Edl. Fac. Mandatory Put Bonds (Kenyon
College)
4.95s, 7/1/15	A+	2,500,000	2,649,550
4.85s, 7/1/15	A+	5,000,000	5,249,400
4.7s, 7/1/13	A+	5,000,000	5,186,450
OH State Wtr. Dev. Auth. Poll. Control Fac. Rev.
Bonds, 6.1s, 8/1/20	Baa2	6,000,000	6,148,560
OH State Wtr. Dev. Auth. Solid Waste Disp. Rev. Bonds
(Bay Shore Power Co.), Ser. A, 5 7/8s, 9/1/20	BB+/P	1,200,000	1,224,360
			27,859,919

Oklahoma (0.5%)
OK Dev. Fin. Auth. Rev. Bonds (Hillcrest Hlth. Care
Syst.), Ser. A, U.S. Govt. Coll., 5 5/8s, 8/15/29
(Prerefunded)	Aaa	3,075,000	3,230,872
OK Hsg. Fin. Agcy. Single Fam. Rev. Bonds
(Homeowner Loan), Ser. D-2, GNMA Coll., FNMA Coll.,
7.1s, 9/1/26	Aaa	660,000	679,358
(Homeownership Loan), Ser. C-2, GNMA Coll., FNMA
Coll., 5.7s, 9/1/35	Aaa	1,620,000	1,693,321
(Homeownership Loan), Ser. B, 5.35s, 3/1/35	Aaa	2,010,000	2,093,435
			7,696,986

Oregon (0.9%)
Multnomah Cnty., Hosp. Fac. Auth. Rev. Bonds
(Terwilliger Plaza), 6 1/2s, 12/1/29	BB-/P	8,900,000	9,336,812
OR State G.O. Bonds (Veterans Welfare), Ser. 81,
5 1/4s, 10/1/42	Aa3	2,000,000	2,065,700
OR State Hsg. & Cmnty. Svcs. Dept. Rev. Bonds (Single
Fam. Mtge.), Ser. B, 5 3/8s, 7/1/34	Aa2	1,885,000	1,946,055
			13,348,567

Pennsylvania (5.4%)
Allegheny Cnty., Hosp. Dev. Auth. Rev. Bonds (Hlth.
Syst.), Ser. B, 9 1/4s, 11/15/15	Ba3	6,255,000	7,375,333
Allegheny Cnty., Indl. Dev. Auth. Rev. Bonds
(Env. Impt.), 5 1/2s, 11/1/16	Baa3	2,805,000	2,997,423
(Env. Impt. USX Corp.), 4 3/4s, 12/1/32	Baa1	5,000,000	5,200,950
Bucks Cnty., Indl. Dev. Auth. Retirement Cmnty. Rev.
Bonds (Ann's Choice, Inc.), Ser. A
6 1/8s, 1/1/25	BB/P	3,840,000	4,083,341
5.1s, 1/1/12	BB/P	600,000	606,402
Carbon Cnty., Indl. Dev. Auth. Rev. Bonds (Panther
Creek Partners), 6.65s, 5/1/10	BBB-	6,255,000	6,452,721
Chester Cnty., Hlth. & Ed. Fac. Auth. Rev. Bonds
(Jenners Pond, Inc.)
7 5/8s, 7/1/34 (Prerefunded)	AAA/P	1,700,000	2,031,789
7 1/4s, 7/1/24 (Prerefunded)	AAA/P	1,725,000	2,031,602
Lancaster Cnty., Hosp. Auth. Rev. Bonds (Gen. Hosp.),
5 1/2s, 3/15/26 (Prerefunded)	AA-	1,500,000	1,649,160

Lebanon Cnty., Hlth. Facs. Rev. Bonds (Pleasant View
Retirement), Ser. A, 5 1/8s, 12/15/20	BB-/P	1,000,000	1,014,740
Lehigh Cnty., Gen. Purpose Auth. Rev. Bonds
(St. Luke's Hosp. - Bethlehem), 5 3/8s, 8/15/33
(Prerefunded)	Baa1	5,250,000	5,708,010
(Lehigh Valley Hosp. Hlth. Network), Ser. A, 5 1/4s,
7/1/32	A1	3,860,000	4,034,897
Montgomery Cnty., Indl. Auth. Resource Recvy. Rev.
Bonds (Whitemarsh Cont Care), 6 1/4s, 2/1/35	B/P	2,400,000	2,550,888
New Morgan, Indl. Dev. Auth. Solid Waste Disp. Rev.
Bonds (New Morgan Landfill Co., Inc.), 6 1/2s, 4/1/19	BB-	1,750,000	1,763,265
PA State Econ. Dev. Fin. Auth. Resource Recvy. Rev.
Bonds (Northampton Generating), Ser. A
6.6s, 1/1/19	B+	1,100,000	1,112,848
6 1/2s, 1/1/13	B+	3,000,000	3,032,820
PA State Higher Edl. Fac. Auth. Rev. Bonds (Widener
U.), 5.4s, 7/15/36	BBB+	1,500,000	1,577,190
PA State Pub. School Bldg. Auth. Rev. Bonds (Wattsburg
Area School), MBIA, zero %, 5/15/27	Aaa	2,150,000	883,306
Philadelphia, Auth. for Indl. Dev. VRDN (Fox Chase
Cancer Ctr.), 4.02s, 7/1/25	A-1+	5,800,000	5,800,000
Philadelphia, Hosp. & Higher Ed. Fac. Auth. Rev. Bonds
(Graduate Hlth. Syst. Oblig. Group), 7 1/4s, 7/1/18
(In default) (NON)	D/P	4,832,819	9,666
Sayre, Hlth. Care Fac. Auth. Rev. Bonds (Guthrie
Hlth.), Ser. A
5 7/8s, 12/1/31 (Prerefunded)	A	2,125,000	2,334,015
5 7/8s, 12/1/31	A	625,000	668,750
Scranton, G.O. Bonds, Ser. C
7.1s, 9/1/31 (Prerefunded)	AAA/P	3,060,000	3,463,186
7s, 9/1/22 (Prerefunded)	AAA/P	1,000,000	1,127,800
Washington Cnty., Indl. Dev. Auth. Hlth. Care Fac.
Rev. Bonds (First Mtge. AHF/Central), 7 3/4s, 1/1/29	B/P	1,245,000	1,310,674
West Cornwall, Tpk. Muni. Auth. Rev. Bonds
(Elizabethtown College), 6s, 12/15/27 (Prerefunded)	BBB+	2,500,000	2,734,075
West Shore, Area Hosp. Auth. Rev. Bonds (Holy Spirit
Hosp.), 6 1/4s, 1/1/32	BBB	2,000,000	2,136,020
York Cnty., Indl. Dev. Auth. Rev. Bonds (PSEG Power,
LLC), Ser. A, 5 1/2s, 9/1/20	Baa1	2,000,000	2,107,260
			75,798,131

Puerto Rico (1.2%)
Cmnwlth. of PR, G.O. Bonds (Pub. Impt.), Ser. B,
5 1/4s, 7/1/17	BBB-	2,500,000	2,711,625
Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds, Ser.
K, 5s, 7/1/21	BBB+	5,500,000	5,797,165
PR Indl. Tourist Edl. Med. & Env. Control Fac. Rev.
Bonds (Cogen. Fac.-AES), 6 5/8s, 6/1/26	Baa3	7,400,000	8,033,662
			16,542,452

Rhode Island (0.2%)
Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. A
6 1/4s, 6/1/42	BBB	1,310,000	1,408,054
6 1/8s, 6/1/32	BBB	1,465,000	1,566,451
			2,974,505

South Carolina (3.3%)
Piedmont, Muni. Elec. Pwr. Agcy. Rev. Bonds
Ser. A, FGIC, 6 1/2s, 1/1/16 (Prerefunded)	Aaa	3,080,000	3,686,144
Ser. A, FGIC, 6 1/2s, 1/1/16 (Prerefunded)	Aaa	630,000	744,799
(Unrefunded Balance 2004), Ser. A, FGIC, 6 1/2s, 1/1/16	Aaa	2,410,000	2,862,743
SC Hosp. Auth. Rev. Bonds (Med. U.), Ser. A, 6 1/2s,
8/15/32 (Prerefunded)	AAA	5,750,000	6,515,843
SC Hsg. Fin. & Dev. Auth. Mtge. Rev. Bonds, Ser. A-2,
AMBAC, 5s, 7/1/35	Aaa	2,640,000	2,701,618
SC Jobs Econ. Dev. Auth. Hosp. Fac. Rev. Bonds
(Palmetto Hlth. Alliance), Ser. A, 7 3/8s, 12/15/21
(Prerefunded)	BBB+/F	3,800,000	4,325,274
(Palmetto Hlth.), Ser. C, 6 3/8s, 8/1/34 (Prerefunded)	Baa1	2,670,000	3,045,616
(Palmetto Hlth.), Ser. C, 6 3/8s, 8/1/34 (Prerefunded)	Baa1	330,000	376,424
(Palmetto Hlth.), Ser. C, 6s, 8/1/20 (Prerefunded)	Baa1	4,450,000	4,984,134
(Palmetto Hlth.), Ser. C, 6s, 8/1/20 (Prerefunded)	Baa1	550,000	616,017
SC Tobacco Settlement Rev. Mgmt. Auth. Rev. Bonds,
Ser. B, 6 3/8s, 5/15/30	BBB	9,000,000	10,476,900
SC Tobacco Settlement Rev. Mgt. Rev. Bonds, Ser. B,
6 3/8s, 5/15/28	BBB	6,000,000	6,430,980
			46,766,492

South Dakota (0.4%)
SD Edl. Enhancement Funding Corp. SD Tobaccco Rev.
Bonds, Ser. B, 6 1/2s, 6/1/32	BBB	3,550,000	3,880,363
SD State Hlth. & Edl. Fac. Auth. Rev. Bonds (Sioux
Valley Hosp. & Hlth. Syst.), Ser. A, 5 1/2s, 11/1/31	AA-	1,230,000	1,313,148
			5,193,511

Tennessee (1.3%)
Elizabethton, Hlth. & Edl. Fac. Board Rev. Bonds
(Hosp. Ref. & Impt.), Ser. B, 8s, 7/1/33	Baa2	4,000,000	4,674,200
Johnson City, Hlth. & Edl. Fac. Board Hosp. Rev. Bonds

(First Mtge. Mountain States Hlth.), Ser. A, 7 1/2s,
7/1/33	BBB+	6,500,000	7,514,195
(Mountain States Hlth.), Ser. A, 7 1/2s, 7/1/25	BBB+	3,000,000	3,474,570
Memphis-Shelby Cnty., Arpt. Auth. Rev. Bonds (Federal
Express Corp.), 5.05s, 9/1/12	Baa2	500,000	523,720
Sullivan Cnty., Hlth. Edl. & Hsg. Hosp. Fac. Board
Rev. Bonds (Wellmont Hlth. Syst.), Ser. C
5s, 9/1/22	BBB+	420,000	433,243
5s, 9/1/19	BBB+	1,460,000	1,516,152
			18,136,080

Texas (5.2%)
Abilene, Hlth. Fac. Dev. Corp. Rev. Bonds (Sears
Methodist Retirement), Ser. A
7s, 11/15/33	BB-/P	2,500,000	2,718,100
5.9s, 11/15/25	BB-/P	6,850,000	6,952,065
Bexar Cnty., Hsg. Fin. Auth. Corp. Rev. Bonds
(American Opty-Waterford), Ser. A1, 7s, 12/1/36	Baa2	4,500,000	4,860,765
Crawford Ed. Fac. Rev. Bonds (U. St. Thomas), 5 3/8s,
10/1/27	BBB+	3,985,000	4,152,609
Edgewood, Indpt. School Dist. Bexar Cnty. G.O. Bonds,
Ser. A, PSFG, 5s, 2/15/29	Aaa	5,000,000	5,221,650
Fort Worth, Higher Ed. Fin. Corp. Rev. Bonds (Wesleyan
U.), Ser. A, 6s, 10/1/12	Ba2	1,720,000	1,727,929
Georgetown, Hlth. Fac. Dev. Corp. Rev. Bonds
(Georgetown Hlth. Care Syst.), 6 1/4s, 8/15/29
(Prerefunded)	AAA/P	4,100,000	4,398,275
Harris Cnty., Hlth. Fac. Dev. Corp. Hosp. Rev. Bonds
(Memorial Hermann Hlth. Care Syst.), Class A, 5 1/4s,
12/1/17	A+	1,500,000	1,601,265
Houston, Arpt. Syst. Rev. Bonds
(Special Fac. - Continental Airlines, Inc.), Ser. E,
6 3/4s, 7/1/21	B3	7,000,000	7,566,230
(Continental Airlines, Inc.), Ser. C, 5.7s, 7/15/29	B3	3,000,000	3,072,420
Houston, Wtr. & Swr. Syst. Rev. Bonds, Ser. A, FSA,
zero %, 12/1/27 (Prerefunded)	Aaa	1,520,000	615,722
Mission, Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds
(Allied Waste N.A. Inc.), Ser. A, 5.2s, 4/1/18	B+	1,000,000	1,008,570
North East Indpt. School Dist. G.O. Bonds, PSFG, 5s,
8/1/29	Aaa	2,960,000	3,098,883
Round Rock, Hotel Occupancy Tax Rev. Bonds (Convention
Ctr. Complex), 5.85s, 12/1/24 (Prerefunded)	BBB/P	5,265,000	5,535,410
Sabine River Auth. Rev. Bonds (TXU Electric), Ser. C,
5.2s, 5/1/28	Baa2	1,000,000	1,014,390
Sam Rayburn Muni. Pwr. Agcy. Rev. Bonds, 6s, 10/1/21	Baa2	8,000,000	8,464,000
Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. Rev. Bonds
(Northwest Sr. Hsg. Edgemere), Ser. A, 5 3/4s, 11/15/16	BB-/P	775,000	828,336
Tomball, Hosp. Auth. Rev. Bonds (Tomball Regl. Hosp.),
6s, 7/1/25	Baa3	4,945,000	5,136,569
TX State Dept. of Hsg. & Cmnty. Affairs Rev. Bonds
(Single Fam.), Ser. F, FHA Insd., 5 3/4s, 3/1/37	AAA	5,000,000	5,331,850
TX State Tpk. Auth. Central TX Rev. Bonds, Ser. A,
AMBAC, zero %, 8/15/26	Aaa	1,150,000	490,314
			73,795,352

Utah (0.3%)
Carbon Cnty., Solid Waste Disp. Rev. Bonds (Laidlaw
Env.), Ser. A
7 1/2s, 2/1/10	BB-	1,000,000	1,004,870
7.45s, 7/1/17	BB-/P	600,000	614,808
Tooele Cnty., Harbor & Term. Dist. Port Fac. Rev.
Bonds (Union Pacific), Ser. A, 5.7s, 11/1/26	Baa2	3,000,000	3,109,470
			4,729,148

Vermont (0.2%)
VT Hsg. Fin. Agcy. Rev. Bonds
Ser. 22, FSA, 5s, 11/1/34	Aaa	880,000	896,438
(Single Fam.), Ser. 23, FSA, 5s, 5/1/34	Aaa	1,315,000	1,342,418
			2,238,856

Virginia (2.2%)
Albemarle Cnty., Indl. Dev. Auth. Res. Care Fac. Rev.
Bonds (Westminster-Canterbury), 5s, 1/1/24	B+/P	1,000,000	1,014,090
Henrico Cnty., Econ. Dev. Auth. Rev. Bonds (United
Methodist), Ser. A
6.7s, 6/1/27	BB+/P	5,250,000	5,602,013
6 1/2s, 6/1/22	BB+/P	3,000,000	3,196,680
Hopewell, Indl. Dev. Auth. Env. Impt. Rev. Bonds
(Smurfit-Stone Container Corp.), 5 1/4s, 6/1/15	CCC+	2,000,000	2,024,860
James Cnty., Indl. Dev. Auth. Rev. Bonds
(Williamsburg), Ser. A, 6 1/8s, 3/1/32	BB-/P	2,500,000	2,668,725
Peninsula Ports Auth. Rev. Bonds (VA Baptist Homes),
Ser. A, 7 3/8s, 12/1/32 (Prerefunded)	AAA	4,000,000	4,820,040
Suffolk, Redev. & Hsg. Auth. Rev. Bonds (Beach-Oxford
Apts.)
6 1/4s, 10/1/33 (acquired 8/18/98, cost $5,510,000
(RES)	BB-/P	5,510,000	5,598,050
6.1s, 4/1/26 (acquired 8/18/98, cost $5,000,000 (RES)	BB-/P	5,000,000	5,075,600
Winchester, Indl. Dev. Auth. Res. Care Fac. Rev. Bonds

(Westminster-Canterbury), Ser. A
5.3s, 1/1/35	BB/P	1,000,000	1,023,940
5.2s, 1/1/27	BB/P	300,000	307,017
			31,331,015

Washington (2.5%)
Everett, Pub. Fac. Dist. Ltd. Sales Tax & Interlocal
Rev. Bonds, Ser. A
5s, 12/1/23	A	475,000	500,940
5s, 12/1/21	A	915,000	968,948
Tobacco Settlement Auth. of WA Rev. Bonds
6 5/8s, 6/1/32	BBB	6,250,000	6,875,938
6 1/2s, 6/1/26	BBB	10,965,000	12,027,837
WA State G.O. Bonds, Ser. E, XLCA
zero %, 12/1/26	Aaa	2,340,000	979,126
zero %, 12/1/25	Aaa	1,855,000	812,991
WA State Hsg. Fin. Comm. Rev. Bonds (Single Fam.),
Ser. 3A, GNMA Coll., FNMA Coll., 4.15s, 12/1/25	Aaa	2,475,000	2,470,248
WA State Pub. Pwr. Supply Syst. Rev. Bonds (Nuclear
No. 3), Ser. B, MBIA, 7 1/8s, 7/1/16	Aaa	5,000,000	6,175,250
Washington Cnty., Hsg. & Redev. Auth. Rev. Bonds
(Healtheast), 5 1/2s, 11/15/27	Baa3	4,250,000	4,355,103
			35,166,381

West Virginia (0.9%)
Mason Cnty., Poll. Control FRB (Aappalachian Pwr. Co.
Project), Ser. L, 5 1/2s, 10/1/22	Baa2	3,475,000	3,647,916
Princeton, Hosp. Rev. Bonds (Cmnty. Hosp. Assn.,
Inc.), 6.1s, 5/1/29	B2	4,525,000	4,661,972
WV State G.O. Bonds, Ser. D, FGIC, 6 1/2s, 11/1/26
(Prerefunded)	Aaa	3,600,000	4,406,040
			12,715,928

Wisconsin (1.6%)
Badger Tobacco Settlement Asset Securitization Corp.
Rev. Bonds
7s, 6/1/28	BBB	2,280,000	2,531,712
6 3/8s, 6/1/32	BBB	13,250,000	14,416,133
WI Hsg. & Econ. Dev. Auth. Rev. Bonds (Home
Ownership), Ser. D, 4 7/8s, 3/1/36	Aa2	1,880,000	1,918,239
WI State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Wheaton Franciscan Svcs.), 5 1/8s, 8/15/33	A3	2,500,000	2,552,950
(Ascension Hlth. Credit), Ser. A, 5s, 11/15/31	Aa2	1,100,000	1,138,786
			22,557,820

Wyoming (0.4%)
Gillette, Poll. Control VRDN, 3.99s, 1/1/18	A-1+	1,000,000	1,000,000
Sweetwater Cnty., Poll. Control VRDN (Pacificorp.),
Ser. B, 4.1s, 1/1/14	A-1+	2,400,000	2,400,000
Sweetwater Cnty., Solid Waste Disp. Rev. Bonds (FMC
Corp.), 5.6s, 12/1/35	Baa3	2,000,000	2,122,880
			5,522,880

Total municipal bonds and notes (cost $1,300,686,247)			$1,374,712,302

PREFERRED STOCKS (1.1%)(a)
		Shares	Value

Charter Mac. Equity Trust 144A Ser. A, 6.625% cum. pfd.		2,000,000	$2,093,040
MuniMae Tax Exempt Bond Subsidiary, LLC 144A Ser. A,
6.875% cum. pfd.		6,000,000	6,309,720
MuniMae Tax Exempt Bond Subsidiary, LLC 144A Ser. B,
7 3/4s cum. pfd.		6,000,000	6,493,080

Total preferred stocks (cost $14,000,000)			$14,895,840

CORPORATE BONDS AND NOTES (0.3%)(a) (cost $4,500,000)

		Principal amount	Value

GMAC Muni. Mtge. Trust 144A sub. notes Ser. A1-1,
4.15s, 2039		$4,500,000	$4,479,975

COMMON STOCKS (0.0%)(a) (cost $9,057,285)
		Shares	Value

Tembec, Inc. (Canada) (NON)		184,103	$240,712

TOTAL INVESTMENTS

Total investments (cost $1,328,243,532)(b)			$1,394,328,829

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/07 (Unaudited)
			Payments	Payments	Unrealized
Swap counterparty /		Termination	made by	received by	appreciation/
Notional amount		date	fund per annum	fund per annum	(depreciation)

JPMorgan Chase Bank, N.A.
$60,000,000	(E)	10/4/27	U.S. Bond Market
			Association Municipal Swap
			Index	3.901%	$(580,122)

44,200,000	(E)	11/8/11	3 month USD-LIBOR-BBA	5.036%	103,870

68,000,000	(E)	11/8/11	3.488%	U.S. Bond Market
				Association Municipal Swap
				Index	(205,856)

Morgan Stanley Capital Services, Inc.
120,000,000	(E)	10/4/12	3.43%	U.S. Bond Market
				Association Municipal Swap
				Index	23,592

Total					$(658,516)

(E) See Interest rate swap contracts note regarding extended effective dates.

NOTES

(a) Percentages indicated are based on net assets of $1,413,372,803.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at April 30, 2007 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at April 30, 2007. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F."

(b) The aggregate identified cost on a tax basis is $1,327,602,523 resulting in gross unrealized appreciation and depreciation of $83,556,252 and $16,829,946 respectively, or net unrealized appreciation of $66,726,306.

(NON) Non-income-producing security.

(FWC) Forward commitments.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at April 30, 2007 was $19,938,550 or 1.4% of net assets.

(F) Security is valued at fair value following procedures approved by the Trustees.

At April 30, 2007, liquid assets totaling $1,000,306 have been designated as collateral for open forward commitments and swap contracts.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on Variable Rate Demand Notes (VRDN), Mandatory Put Bonds, Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at April 30, 2007.

The dates shown on Mandatory Put Bonds are the next mandatory put dates.

The dates shown on debt obligations other than Mandatory Put Bonds are the original maturity dates.

The fund had the following industry group concentrations greater than 10% at April 30, 2007 (as a percentage of net assets):

Health care	34.9%
Land	14.4

Security valuation Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Certain investments are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. Interest rate swap contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. Certain interest rate swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Tax Free Income Trust By (Signature and Title): /s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: June 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: June 29, 2007

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: June 29, 2007